Debt Instruments - Financial assets at amortized cost restricted assets (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets at amortized cost category | BREMS R | Financial instruments in connection with repurchase agreement transactions
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 6,622
Financial assets at amortized cost category | M, M3 and M5 Mexican Government Bonds | Financial instruments in connection with repurchase agreement transactions
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	1,672
Financial assets at amortized cost category | M, M3 and M5 Mexican Government Bonds | Financial instruments in connection with securities loans transactions
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 535
Loans and receivables category | BREMS R | Financial instruments in connection with repurchase agreement transactions
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities		$ 7,350